STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of stock-based compensation expense

Stock-based compensation expense included in general and administrative expenses consisted of the following:

	Years Ended December 31,
(in millions)	2019	2018	2017
PBF Energy options	$15.8	$11.5	$9.4
PBF Energy restricted shares	6.5	7.5	12.1
PBF Energy performance awards	8.2	1.2	—

	$30.5	$20.2	$21.5

Weighted average assumptions

The Black-Scholes option-pricing model values used to value stock option awards granted were determined based on the following weighted average assumptions:

	December 31, 2019	December 31, 2018	December 31, 2017
Expected life (in years)	6.25	6.25	6.25
Expected volatility	38.6%	35.8%	39.5%
Dividend yield	3.54%	3.49%	4.58%
Risk-free rate of return	2.16%	2.82%	2.09%
Exercise price	$34.11	$35.25	$26.52

Schedule of share-based payment awards, performance awards, valuation assumptions

The grant date fair value was calculated using a Monte Carlo valuation model with the following assumptions:

	December 31, 2019	December 31, 2018
Expected life (in years)	2.17 - 2.88	2.17
Expected volatility	37.19% - 41.70%	39.04%
Dividend yield	3.40% - 3.67%	2.95%
Risk-free rate of return	1.66% - 2.51%	2.89%
Weighted average fair value per PSU	$27.99	$50.23

Employee Stock Option [Member]
Summary of share-based compensation activity

The following table summarizes activity for PBF Energy options for the years ended December 31, 2019, 2018 and 2017.

	Number of PBF Energy Class A Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Stock-based awards, outstanding at January 1, 2017	5,970,625	$27.37	8.02
Granted	1,638,075	26.52	10.00
Exercised	(462,500)	25.65	—
Forfeited	(263,425)	27.71	—

Outstanding at December 31, 2017	6,882,775	$27.27	7.82
Granted	2,500,742	35.25	10.00
Exercised	(884,878)	27.57	—
Forfeited	(141,981)	33.49	—

Outstanding at December 31, 2018	8,356,658	$29.60	7.48
Granted	1,899,909	34.11	10.00
Exercised	(49,656)	24.23	—
Forfeited	(132,995)	31.65	—

Outstanding at December 31, 2019	10,073,916	$30.47	7.17

Exercisable and vested at December 31, 2019	5,345,051	$28.37	5.94
Exercisable and vested at December 31, 2018	3,531,066	$27.39	6.27
Exercisable and vested at December 31, 2017	2,958,875	$27.58	6.77
Expected to vest at December 31, 2019	10,073,916	$30.47	7.17

Restricted Stock [Member]
Summary of share-based compensation activity

The following table summarizes activity for PBF Energy Restricted Stock:

	Number of PBF Energy Restricted Class A Common Stock	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2017	521,369	$24.89
Granted	762,425	25.86
Vested	(172,978)	24.99
Forfeited	(15,100)	24.18

Nonvested at December 31, 2017	1,095,716	$25.56
Granted	58,830	47.24
Vested	(345,073)	26.13
Forfeited	(15,519)	24.18

Nonvested at December 31, 2018	793,954	$26.88
Granted	58,324	28.20
Vested	(356,204)	26.68
Forfeited	(3,849)	24.18

Nonvested at December 31, 2019	492,225	$27.21

Performance Share Units [Member]
Summary of share-based compensation activity

The following table summarizes activity for PBF Energy performance share awards:

	Number of PBF Energy PSUs	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2018	—	$—
Granted	179,072	50.23
Forfeited	—	—

Nonvested at December 31, 2018	179,072	$50.23
Granted	181,725	27.99
Forfeited	—	—

Nonvested at December 31, 2019	360,797	$39.03

Performance Units [Member]
Summary of share-based compensation activity

The following table summarizes activity for PBF Energy performance unit awards:

Number of PBF Energy Performance Units (in equivalent $’s)
Nonvested at January 1, 2018	—
Granted	7,279,188
Forfeited	—

Nonvested at December 31, 2018	7,279,188
Granted	7,751,658
Forfeited	—

Nonvested at December 31, 2019	15,030,846